Basic and diluted net (loss) income per share	12 Months Ended
Dec. 31, 2012
Basic and diluted net (loss) income per share
20.	Basic and diluted net (loss) income per share

Basic and diluted net (loss) income per share for the years ended December 31, 2010, 2011 and 2012 are calculated as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Numerator:

Net (loss) income attributable to the Company	(238,857)	(83,156)	89,177
(Accretion) decretion to convertible redeemable preferred shares redemption value	(1,808,853)	(223,663)	1,293,875
Allocation of net income to participating preferred shareholders	—	—	(478,754)

Numerator of basic net (loss) income per share	(2,047,710)	(306,819)	904,298
Dilutive effect of preferred shares	—	—	(815,121)

Numerator for diluted (loss) income per share	(2,047,710)	(306,819)	89,177

Denominator:

Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	406,304,672	485,883,845	604,703,810
Dilutive effect of preferred shares	—	—	320,142,965
Dilutive effect of share options	—	—	17,782,885
Dilutive effect of restricted shares	—	—	30,594,877
Dilutive effect of restricted share units	—	—	4,802,491
Dilutive effect of share-based awards granted to CEO and Chairman	—	—	14,441,808

Denominator for diluted calculation	406,304,672	485,883,845	992,468,836

Basic net (loss) income per Class A and Class B common share	(5.04)	(0.63)	1.50
Diluted net (loss) income per Class A and Class B common share	(5.04)	(0.63)	0.09
Basic net (loss) income per ADS*	(100.80)	(12.63)	29.91
Diluted net (loss) income per ADS*	(100.80)	(12.63)	1.80

*	The Company was listed on November 21, 2012 with issuance of a total of 8,970,000 ADS at a public offering price of $10.50 per ADS. Each ADS represents 20 Class A common shares. The net (loss) income per ADS for the years ended December 31, 2010, 2011 and 2012 were calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.

The Company’s preferred shares are participating securities and as such would be included in the calculation of basic earnings per share under the two-class method. According to the contractual terms of the preferred shares, the preferred shares do not have a contractual obligation to share in the losses of the Company. Therefore no loss was allocated to the preferred shares in the computation of basic net loss per share for the years ended December 31, 2010 and 2011. Net income was allocated to the preferred shares in the computation of basic net income per share for the year ended December 31, 2012.

The Preferred Shares, share-based awards for former NeoTasks employees, the share-based awards granted to the CEO and Chairman, share option, restricted shares, restricted share units and warrants to an independent institutional investor were excluded from the computation of diluted net loss per common share for the years ended December 31, 2010 and 2011 because including them would have had an anti-dilutive effect. The following table summarizes information regarding weighted average of common shares equivalents for the years ended December 31, 2010 and 2011:

	For the year ended December 31,
	2010	2011

Preferred shares-weighted average	359,424,310	359,424,310
Share-based awards for NeoTasks acquisition-weighted average	17,277,298	8,319,608
Share-based awards granted to CEO and Chairman-weighted average	36,679,507	29,678,483
Share options-weighted average	19,805,981	18,488,604
Restricted shares-weighted average	38,138,860	54,045,124
Restricted share units-weighted average	—	2,625,039
Warrants to an independent institutional investor-weighted average	—	12,609,970